Pay vs Performance Disclosure	12 Months Ended			36 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(
v
) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

							Value of Initial Fixed $ 100 Investment Based On:
Year	Summary Compensation Table Total for Chief Executive Officer 1	Compensation Actually Paid to Chief Executive Officer 2	Summary Compensation Table Total for President 1	Compensation Actually Paid to President 2	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 4	Total Shareholder Return	MSCI U.S. REIT Index Total Shareholder Return 6	Net Income (millions) 7	FTSE NAREIT Equity Industrial Index Total Stockholder Return 8
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$4,429,691	($1,627,319)	$4,429,691	($1,627,319)	$2,316,211	($156,194)	$68.87	$75.71	$197.2	$72.42
2021	$3,840,303	$7,538,940	$3,840,303	$7,538,940	$2,065,884	$3,529,118	$156.04	$149.09	$87.3	$169.18
2020	$3,464,667	$5,681,333	$3,464,667	$5,681,333	$1,761,652	$2,444,185	$111.56	$93.96	$79.4	$113.26

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for each of Mr. Baird (our
c
hief
e
xecutive
o
fficer) and Mr. Coke (our
p
resident) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Baird and Mr. Coke, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Baird or Mr. Coke during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Baird and Mr. Coke’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$4,429,691	($3,620,541)	($2,436,469)	($1,627,319)
2021	$3,840,303	($3,031,603)	$6,730,240	$7,538,940
2020	$3,464,667	($2,656,117)	$4,872,793	$5,681,333

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers
(“NEOs”)
as a group (excluding Mesrs. Baird and Coke, who have served as our
c
hief
e
xecutive
o
fficer and our
p
resident since 2010) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jaime J. Cannon and John T. Meyer; (ii) for 2021, Jaime J. Cannon, Andrew T. Burke and John T. Meyer; and (iii) for 2020, Jaime J. Cannon, Andrew T. Burke and John T. Meyer.

4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Baird and Coke), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,316,211	($1,539,561)	($932,844)	($156,194)
2021	$2,065,884	($1,298,059)	$2,761,293	$3,529,118
2020	$1,761,652	($1,190,102)	$1,872,635	$2,444,185

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

5
Total Stockholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6	Represents the total stockholder return of the MSCI U.S. REIT Index TSR (RMS).
7	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
8	Represents the total stockholder return of the FTSE Nareit Industrial Index.

Company Selected Measure Name	FTSE Nareit
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers
(“NEOs”)
as a group (excluding Mesrs. Baird and Coke, who have served as our
c
hief
e
xecutive
o
fficer and our
p
	resident since 2010) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jaime J. Cannon and John T. Meyer; (ii) for 2021, Jaime J. Cannon, Andrew T. Burke and John T. Meyer; and (iii) for 2020, Jaime J. Cannon, Andrew T. Burke and John T. Meyer.
Peer Group Issuers, Footnote [Text Block]	Represents the total stockholder return of the MSCI U.S. REIT Index TSR (RMS).
PEO Total Compensation Amount	$ 4,429,691	$ 3,840,303	$ 3,464,667
PEO Actually Paid Compensation Amount	$ (1,627,319)	7,538,940	5,681,333
Adjustment To PEO Compensation, Footnote [Text Block]
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Baird and Mr. Coke, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Baird or Mr. Coke during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Baird and Mr. Coke’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$4,429,691	($3,620,541)	($2,436,469)	($1,627,319)
2021	$3,840,303	($3,031,603)	$6,730,240	$7,538,940
2020	$3,464,667	($2,656,117)	$4,872,793	$5,681,333

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,316,211	2,065,884	1,761,652
Non-PEO NEO Average Compensation Actually Paid Amount	$ (156,194)	3,529,118	2,444,185
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Baird and Coke), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,316,211	($1,539,561)	($932,844)	($156,194)
2021	$2,065,884	($1,298,059)	$2,761,293	$3,529,118
2020	$1,761,652	($1,190,102)	$1,872,635	$2,444,185

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Total Stockholder Return
The amount of compensation actually paid to Messrs. Baird and Coke and the average amount of compensation actually paid to the Company’s NEOs as a group is aligned with the Company’s Total Stockholder Return over the three years presented in the table. The alignment of compensation actually paid with the Company’s TSR over the period presented is because a significant portion of the compensation actually paid to Messrs. Baird and Coke and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” approximately 81% of Messrs. Baird and Coke’s direct compensation was at-risk
equity, of which approximately 39% was variable incentive equity based solely on three-year total stockholder return outperformance under the Long-Term Incentive Plan and approximately 42% was variable incentive equity based on changes in stock price during the restricted stock vesting period.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the preceding table, the amount of compensation actually paid to Messrs. Baird and Coke and the average amount of compensation actually paid to the Company’s NEOs as a group is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is a contributor to the Company’s total stockholder return.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Cumulative Total Stockholder Return of the Company and Cumulative Total Stockholder Return of the MSCI U.S. REIT Index and the FTSE NAREIT Industrial Index
As demonstrated by the following table, the Company’s total stockholder return over the three year period presented was 12.8%, while the cumulative total stockholder return of the MSCI U.S. REIT Index was 1.3% and the FTSE Nareit Equity Industrial Index was 31.4%. The Company’s three-year total stockholder return underperformed the MSCI U.S. REIT index but outperformed the FTSE Nareit Equity Industrial Index. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

	Total Stockholder Return
Measurement Period	Terreno Realty Corporation	MSCI U.S. REIT Index (RMS)	FTSE Nareit Equity Industrial Index
January 1, 2020 – December 31, 2022	12.8%	1.3%	31.4%

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incenting our NEOs to increase the per share value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Relative Total Stockholder Return or “TSR” as compared to the MSCI U.S. REIT Index and FTSE Nareit Equity Industrial Index

•	Cash-basis same store net operating income

•	Funds From Operations per share

•	Capital Deployment and Disposition Volume
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation
S-K)
for a particular year. In accordance with Item 402(v) of Regulation
S-K,
the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Total Shareholder Return Amount	$ 68.87	156.04	111.56
Peer Group Total Shareholder Return Amount	75.71	149.09	93.96
Net Income (Loss)	$ 197,200,000	$ 87,300,000	$ 79,400,000
Company Selected Measure Amount	0.7242	1.6918	1.1326
PEO Name	Mr. Baird
Terreno Realty Corporation TSR				12.80%
MSCI U.S. REIT Index TSR				1.30%
FTSE NAREIT EQUITY INDUSTRIAL INDEX TSR				31.40%
Value Of Initial Fixed Investment Based On Total Shareholder Return	$ 100
Value Of Initial Fixed Investment Based On Peer Group Total Shareholder Return	$ 100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	MSCI U.S. REIT Index and FTSE Nareit Equity Industrial Index
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash-basis same store net operating income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Funds From Operations per share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Capital Deployment and Disposition Volume
Mr. Baird [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,429,691	$ 3,840,303	$ 3,464,667
PEO Actually Paid Compensation Amount	(1,627,319)	7,538,940	5,681,333
Mr. Coke [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,429,691	3,840,303	3,464,667
PEO Actually Paid Compensation Amount	(1,627,319)	7,538,940	5,681,333
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,620,541)	(3,031,603)	(2,656,117)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,436,469)	6,730,240	4,872,793
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,539,561)	(1,298,059)	(1,190,102)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (932,844)	$ 2,761,293	$ 1,872,635